Other Income, Net (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Income and Expenses [Abstract]
Non-service component of net periodic benefit cost	$ 92	$ 45
Equity component of AFUDC	78	77
Interest income	11	5
(Loss) gain on derivatives, net	(17)	30
(Loss) gain on retirement investments, net	(18)	4
Other	19	12
Other income, net	$ 165	$ 173